UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2884

                     Salomon Brothers Opportunity Fund Inc
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 725-6666

                       Date of fiscal year end: August 31
                  Date of reporting period: February 29, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.
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Letter from the Chairman



Dear Shareholder,

We encourage you to read this semi-annual report for the Salomon Brothers Opportunity Fund Inc in full. A detailed summary of the fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Sincerely,

/s/Irving G. Brilliant
Irving G. Brilliant
Chairman

March 11, 2004

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Manager Overview

MARKET OVERVIEW

The six-month period ended February 29, 2004 was a strong one for most equity markets. After uncertainty leading up to the war in Iraq in February and March 2003, stock markets embarked on a sustained rise that remained intact through the beginning of 2004.

The economy also showed general signs of improvement. The problems associated with the collapse of the late 1990s "bubble" -- namely, too much debt and too much capacity in certain industries -- appear to have been overcome. U.S. businesses began to increase their level of capital spending after a severe contraction in 2001 and 2002. So far, the acceleration in growth has not ignited any pickup in inflation. New federal tax legislation also provided a significant near-term tax cut for customers, businesses and investors while key interest rates continued to hover near record lows. These factors, among others, contributed to a very broad based stock market rally.

Performance Review

Within this environment, the fund performed as follows. For the six months ended February 29, 2004, the fund returned 13.58%. The fund underperformed its unmanaged benchmark, the S&P 500 Index, /i/ which returned 14.59% for the same period. The fund also underperformed its Lipper multi-cap value funds category average, which returned 16.65% for the same period. /1/ The fund's cash position during a time in which the S&P 500 Index advanced, its underweighting of the telecommunications services sector, and lack of exposure to the utilities industry contributed to its underperformance relative to the S&P 500 Index.


                              PERFORMANCE SNAPSHOT
                             AS OF FEBRUARY 29, 2004
                                   (unaudited)

                                                      6 Months
  Salomon Brothers Opportunity Fund Inc.               13.58%
  S&P 500 Index                                        14.59%
  Lipper Multi-Cap Value Funds Category Average /1/    16.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

The fund's return assumes the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include deduction of taxes that a shareholder would pay on fund distributions.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended February 29, 2004, calculated among the 503 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.



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Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ George J. Williamson
George J. Williamson
Investment Officer

March 11, 2004



The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 29, 2004 and are subject to change. Please refer to pages 4 through 7 for a list and percentage breakdown of the fund's holdings.

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield and foreign securities, including those in emerging markets, which involve risks beyond those inherent in higher-rated and domestic investments. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.



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Schedule of Investments (unaudited)
February 29, 2004


   SHARES                          SECURITY+                             VALUE
--------------------------------------------------------------------------------

Common Stock -- 87.9%

Consumer Discretionary -- 8.4%

FOOD SERVICES -- 0.4%
   96,000   FHC Corp. (a)(b)........................................  $  600,000
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
    7,700   Fairmount Hotels & Resorts, Inc.........................     197,351
                                                                      ----------

HOUSEHOLD DURABLES -- 7.3%
  337,810   Koninklijke (Royal) Philips Electronics N.V., ADR.......  10,276,180
            Liberty Homes, Inc.:
   15,950     Class A Shares .......................................     120,024
   23,850     Class B Shares .......................................     174,105
                                                                      ----------
                                                                      10,570,309
                                                                      ----------
MEDIA -- 0.6%
   10,600   News Corp. Ltd., ADR....................................     346,938
   31,200   Time Warner Inc. (a) ...................................     538,200
                                                                      ----------
                                                                         885,138
                                                                      ----------
            Total Consumer Discretionary............................  12,252,798
                                                                      ----------
Energy -- 11.8%

ENERGY EQUIPMENT & SERVICES -- 0.4%
   23,400   Diamond Offshore Drilling, Inc..........................     585,234
                                                                      ----------
OIL & GAS -- 11.4%
    5,788   Encana Corp.............................................     251,489
   61,500   Murphy Oil Corp. .......................................   3,857,895
  249,400   Royal Dutch Petroleum Co., ADR .........................  12,367,745
                                                                      ----------
                                                                      16,477,129
                                                                      ----------
            Total Energy............................................  17,062,363
                                                                      ----------
Financials -- 41.6%

BANKS -- 14.7%
  468,376   The Bank of New York Co., Inc...........................  15,456,408
  129,600   Popular, Inc............................................   5,806,080
                                                                      ----------
                                                                      21,262,488
                                                                      ----------
DIVERSIFIED FINANCIALS -- 2.0%
   48,000   Freddie Mac.............................................   2,972,160
                                                                      ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 4

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Schedule of Investments (unaudited) (continued)
February 29, 2004

   SHARES                          SECURITY+                            VALUE
--------------------------------------------------------------------------------
INSURANCE -- 15.2%
  185,500   The Chubb Corp.......................................... $13,166,790
  106,086   CNA Financial Corp. (a).................................   2,917,365
   50,900   Leucadia National Corp..................................   2,646,800
    9,700   Loews Corp..............................................     584,813
   40,000   Merchants Group, Inc....................................     989,400
   72,100   Old Republic International Corp.........................   1,701,560
                                                                     -----------
                                                                      22,006,728
                                                                     -----------
REAL ESTATE -- 9.7%
            Forest City Enterprises, Inc.:
  166,050     Class A Shares........................................   8,842,163
   95,150     Class B Shares, Convertible (c).......................   5,090,525
    5,800   Harbor Global Co. Ltd...................................      62,350
                                                                     -----------
                                                                      13,995,038
                                                                     -----------
            Total Financials........................................  60,236,414
                                                                     -----------
Healthcare -- 6.2%

HEALTHCARE PROVIDERS & SERVICES -- 3.8%
   11,500   Health Net, Inc. (a)....................................     317,400
   26,000   Humana, Inc. (a)........................................     569,920
   42,354   WellPoint Health Networks Inc. (a)......................   4,606,845
                                                                     -----------
                                                                       5,494,165
                                                                     -----------
PHARMACEUTICALS -- 2.4%
   23,100   Johnson & Johnson.......................................   1,245,321
   60,864   Pfizer, Inc.............................................   2,230,665
                                                                     -----------
                                                                       3,475,986
                                                                     -----------
            Total Healthcare........................................   8,970,151
                                                                     -----------
Industrials -- 12.6%

AEROSPACE & DEFENSE -- 4.6%
   67,300   General Dynamics Corp...................................   6,199,676
   11,500   Lockheed Martin Corp....................................     532,220
                                                                     -----------
                                                                       6,731,896
                                                                     -----------
AIR FREIGHT & COURIERS -- 0.4%
   70,300   ABX Air, Inc. (a).......................................     516,705
                                                                     -----------

AIRLINES -- 0.6%
   57,000   AMR Corp. (a)...........................................     866,400
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
    6,700   National Processing Inc. (a)............................     132,660
    8,934   Sabre Holdings Corp.....................................     202,712
  113,050   TRC Cos. Inc. (a).......................................   2,328,830
                                                                     -----------
                                                                       2,664,202
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          PAGE 5

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Schedule of Investments (unaudited) (continued)
February 29, 2004

   SHARES                          SECURITY+                             VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.4%
            Tecumseh Products Co.:
   38,500     Class A Shares........................................ $ 1,733,655
   39,200     Class B Shares........................................   1,711,080
                                                                     -----------
                                                                       3,444,735
                                                                     -----------
INDUSTRIAL CONGLOMERATES -- 1.3%
   48,200   General Electric Co.....................................   1,567,464
    9,103   Tyco International Ltd..................................     260,073
                                                                     -----------
                                                                       1,827,537
                                                                     -----------
MARINE -- 1.5%
   34,000   Alexander & Baldwin, Inc................................   1,154,300
    7,700   CP Ships Ltd............................................     140,370
   22,700   Overseas Shipholding Group, Inc.........................     814,930
                                                                     -----------
                                                                       2,109,600
                                                                     -----------
            Total Industrials.......................................  18,161,075
                                                                     -----------

Information Technology -- 2.3%

COMPUTERS & PERIPHERALS -- 1.3%
   20,000   Hewlett Packard Co......................................     454,200
   14,400   International Business Machines Corp....................   1,389,600
                                                                     -----------
                                                                       1,843,800
                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.3%
   11,500   National Semiconductor Corp. (a)........................     452,640
                                                                     -----------
SOFTWARE -- 0.7%
   38,500   Microsoft Corp. ........................................   1,020,250
                                                                     -----------
            Total Information Technology............................   3,316,690
                                                                     -----------
Materials -- 4.8%

CHEMICALS -- 0.5%
    6,250   Kronos Worldwide Inc....................................     201,563
   12,221   Monsanto Co.............................................     403,782
   12,500   NL Industries, Inc......................................     187,875
                                                                     -----------
                                                                         793,220
                                                                     -----------
CONSTRUCTION MATERIALS -- 2.4%
   47,600   Ameron International Corp...............................   1,841,644
   40,300   Lafarge North America, Inc..............................   1,659,554
                                                                     -----------
                                                                       3,501,198
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 6

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Schedule of Investments (unaudited) (continued)
February 29, 2004

   SHARES                          SECURITY+                             VALUE
--------------------------------------------------------------------------------
METALS & MINING -- 0.2%
    7,777   Newmont Mining Corp..................................... $   337,911
                                                                     -----------
PAPER & FOREST PRODUCTS -- 1.7%
   55,760   Rayonier Inc............................................   2,401,026
                                                                     -----------
            Total Materials.........................................   7,033,355
                                                                     -----------

Telecommunications -- 0.2%

DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.2%
    5,800   Verizon Communications, Inc.............................     222,314
                                                                     -----------

            Total Common Stock (Cost -- $30,597,420)................ 127,255,160
                                                                     -----------

   FACE
  AMOUNT
---------
Corporate Bonds -- 0.2%

ELECTRIC/GAS -- 0.2%
$ 300,000   Pacific Gas & Electric Co., Series 93-G,
             6.250% due 3/1/04
               (Cost -- $300,000).................................       300,000
                                                                     -----------
            Total Long-Term Investments (Cost -- $30,897,420).....   127,555,160
                                                                     -----------

Corporate Short-Term Notes -- 11.9%

3,992,000   EOG Resources, 1.080% due 3/1/04......................     3,992,000
4,803,000   Parker Hannifin Corp., 1.010% due 3/9/04..............     4,801,922
3,601,000   Praxair Inc., 1.050% due 3/8/04.......................     3,600,265
4,796,000   Volkswagen of America, 1.020% due 3/5/04..............     4,795,456
                                                                    ------------
            Total Corporate Short-Term Notes (Cost -- $17,189,643)    17,189,643
                                                                    ------------
            Total Investments -- 100.0% (Cost -- $48,087,063*)....  $144,744,803
                                                                    ------------
------------------
 +  Reduced by redemptions-in-kind (Note 6).
(a) Non-income producing security.
(b) Security is valued in accordance with fair valuation procedures.
(c) Convertible into Forest City Enterprises Inc., Class A Shares.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   -----------------------------------
   ADR -- American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                          PAGE 7

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


Statement of Assets and Liabilities (unaudited)
February 29, 2004

ASSETS:
  Investments, at value (cost -- $30,897,420)..................... $ 127,555,160
  Corporate short-term notes, at amortized cost...................    17,189,643
  Cash............................................................           310
  Dividends and interest receivable...............................        97,722
                                                                    ------------
  TOTAL ASSETS....................................................   144,842,835
                                                                    ------------

LIABILITIES:
  Payable for securities purchased................................       452,600
  Payable for Fund shares reacquired..............................        75,780
  Management fee payable..........................................        59,061
  Accrued expenses................................................        25,621
                                                                    ------------
  TOTAL LIABILITIES...............................................       613,062
                                                                    ------------
TOTAL NET ASSETS..................................................  $144,229,773
                                                                    ============

NET ASSETS:
  Par value of capital shares ($0.01 par value,
    15,000,000 shares authorized;
    3,286,669 shares outstanding).................................  $     32,867
  Capital paid in excess of par value.............................    44,180,799
  Undistributed net investment income.............................       419,749
  Accumulated net realized gain from investment transactions......     2,938,618
  Net unrealized appreciation of investments......................    96,657,740
                                                                    ------------
TOTAL NET ASSETS..................................................  $144,229,773
                                                                    ============

NET ASSET VALUE, PER SHARE ($144,229,773 / 3,286,669 shares
        outstanding)..............................................        $43.88
                                                                          ======

                       SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 8

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Operations (unaudited)
For the Six Months Ended February 29, 2004

INVESTMENT INCOME:
  Dividends ....................................................... $ 1,300,247
  Interest (Note 4)................................................     150,910
  Less: Foreign withholding tax....................................      (7,543)
                                                                    -----------
  TOTAL INVESTMENT INCOME..........................................   1,443,614
                                                                    -----------

EXPENSES:
  Management fee (Note 2)..........................................     538,627
  Legal fees.......................................................      50,299
  Audit and tax services...........................................      25,000
  Blue sky.........................................................      15,370
  Transfer agency services.........................................      14,151
  Shareholder communications.......................................      11,977
  Directors' fees..................................................      11,041
  Custody..........................................................       4,975
  Other............................................................         328
                                                                    -----------
  TOTAL EXPENSES...................................................     671,768
                                                                    -----------
NET INVESTMENT INCOME..............................................     771,846
                                                                    -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 6):
  Realized Gain From:
    Investment transactions .......................................   3,086,715
    Foreign currency transactions..................................           9
                                                                    -----------
  NET REALIZED GAIN................................................   3,086,724
                                                                    -----------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period............................................  82,337,594
    End of period..................................................  96,657,740
                                                                    -----------
  INCREASE IN NET UNREALIZED APPRECIATION..........................  14,320,146
                                                                    -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES.....................  17,406,870
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS............................. $18,178,716
                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

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Statements of Changes in Net Assets
For the Six Months Ended February 29, 2004 (unaudited)
and the Year Ended August 31, 2003
                                                      2004              2003
--------------------------------------------------------------------------------

OPERATIONS:
  Net investment income.........................  $   771,846      $  1,166,689
  Net realized gain.............................    3,086,724         9,181,489
  Increase (decrease) in net unrealized
    appreciation ...............................   14,320,146        (7,710,223)
                                                 ------------      ------------
  INCREASE IN NET ASSETS FROM OPERATIONS........   18,178,716         2,637,955
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................   (1,200,206)         (701,596)
  Net realized gains............................   (8,285,776)       (4,812,573)
                                                 ------------      -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS...............   (9,485,982)       (5,514,169)
                                                 ------------      -------------

FUND SHARE TRANSACTIONS (NOTES 5 AND 6):
  Net proceeds from sale of shares..............      401,412         1,310,952
  Net asset value of shares issued for
    reinvestment of dividends...................    4,479,096         3,492,308
  Cost of shares reacquired.....................  (14,997,547)      (16,547,404)
                                                 ------------      ------------
  DECREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS.....................  (10,117,039)      (11,744,144)
                                                  -----------      ------------
DECREASE IN NET ASSETS..........................   (1,424,305)      (14,620,358)

NET ASSETS:
  Beginning of period...........................  145,654,078       160,274,436
                                                 ------------      ------------
  END OF PERIOD*................................ $144,229,773      $145,654,078
                                                 ============      ============
* Includes undistributed net investment
    income of: .................................     $419,749          $848,100
                                                 ============      ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements (unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers Opportunity Fund Inc ("Fund") is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

    (A) SECURITIES VALUATION. Portfolio securities listed or traded on national securities exchanges or reported on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and asked prices which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked prices. If no quotations are readily available (as may be the case for securities of limited marketability), or if "restricted" securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value.

    (B) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

    (C) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements (unaudited) (continued)


excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

    (D) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

    (E) OTHER. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2.  MANAGEMENT FEE AND OTHER TRANSACTIONS

The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Fund. The management fee is payable monthly at an annual rate of 0.75% of the Fund's average daily net assets. Prior to October 1, 2003 the Fund paid SBAM a management fee at an annual rate of 1.00% of the Fund's average daily net assets. SBAM has delegated certain administrative responsibilities to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. SBFM has also entered into an agreement with State Street Bank &Trust ("SSB&T") for the performance of certain Fund administrative functions. SBAM pays SBFM a fee calculated daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets and SBFM pays SSB&T out of this fee.

Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup and an affiliate of SBAM, acts as the Fund's distributor.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM.

The Fund has a concentration of several shareholders who may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

3.  PORTFOLIO ACTIVITY

During the six months ended February 29, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases                                                  $3,020,267
                                                           ==========
Sales                                                      $       --
                                                           ==========

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

At February 29, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ................................      $97,198,577
Gross unrealized depreciation ................................         (540,837)
                                                                    -----------
Net unrealized appreciation ..................................      $96,657,740
                                                                    ===========

4.  LENDING OF PORTFOLIO SECURITIES

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At February 29, 2004, the Fund did not have any securities on loan.

Income earned by the Fund from securities lending for the six months ended February 29, 2004 was $1,870.

5.  SHARES OF CAPITAL STOCK

At February 29, 2004, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares of the Fund were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                   FEBRUARY 29, 2004         AUGUST 31, 2003
                                 ---------------------    ---------------------
                                  SHARES      AMOUNT       SHARES     AMOUNT
                                 -------      --------    -------  ------------
Shares sold...................     9,368  $    401,412     34,685  $  1,310,952
Shares issued on reinvestment.   108,322     4,479,096     92,610     3,492,308
Shares reacquired.............  (354,177)  (14,997,547)  (432,592)  (16,547,404)
                                 -------  ------------    -------  ------------
Net Decrease.................   (236,487) $(10,117,039)  (305,297) $(11,744,144)
                                 =======  ============    =======  ============


6.  REDEMPTIONS-IN-KIND

The Fund had redemptions-in-kind with total proceeds in the amount of $4,713,683. The net realized gains on these redemptions-in-kind amounted to $3,086,732, which will not be realized for tax purposes.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

7. ADDITIONAL INFORMATION

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Financial Highlights


For a share of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

                                            2004(1)   2003     2002     2001     2000    1999
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $41.34   $41.86   $48.72   $55.98   $49.69  $47.36
                                            ------   ------   ------   ------   ------  ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income.................     0.25     0.33     0.28     0.69     0.82    0.76
   Net realized and unrealized gain (loss)    5.19     0.61    (3.74)   (2.23)    8.79    6.98
                                            ------   ------   ------   ------   ------  ------
Total Income (Loss) From Operations .....     5.44     0.94    (3.46)   (1.54)    9.61    7.74
                                            ------   ------   ------   ------   ------  ------
LESS DISTRIBUTIONS FROM:
   Net investment income.................    (0.37)   (0.19)   (0.64)   (0.76)   (0.80)  (0.47)
   Net realized gains....................    (2.53)   (1.27)   (2.76)   (4.96)   (2.52)  (4.94)
                                            ------   ------   ------   ------   ------  ------
Total Distributions .....................    (2.90)   (1.46)   (3.40)   (5.72)   (3.32)  (5.41)
                                            ------   ------   ------   ------   ------  ------

NET ASSET VALUE, END OF PERIOD...........   $43.88   $41.34   $41.86   $48.72   $55.98  $49.69
                                            ======   ======   ======   ======   ======  ======
TOTAL RETURN.............................     13.6%++   2.6%    (7.7)%   (3.2)%   20.4%   16.5%

NET ASSETS, END OF PERIOD (MILLIONS) ....     $144     $146     $160     $185     $212    $189
RATIOS TO AVERAGE NET ASSETS:
  Expenses...............................     0.94%+    1.12%    1.11%    1.10%    1.11%   1.14%
  Net investment income..................     1.08+     0.82     0.64     1.30     1.65    1.55
PORTFOLIO TURNOVER RATE..................        0%        5%       1%       1%       3%      3%

--------------------------------------------------------------------------------
(1) For the six months ended February 29, 2004 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Directors                             Salomon Brothers Opportunity Fund Inc

IRVING G. BRILLIANT                        125 Broad Street
                                           10th Floor, MF-2
B. ALEXANDER GAGUINE                       New York, New York 10004
                                           1-888-777-0102, toll free
ROSALIND A. KOCHMAN

IRVING SONNENSCHEIN
                                      INVESTMENT MANAGER
                                           Salomon Brothers Asset Management Inc
                                           399 Park Avenue
Officers                                   New York, New York 10022

IRVING G. BRILLIANT                   DISTRIBUTOR
     Chairman                              Citigroup Global Markets Inc
                                           388 Greenwich Street
R. JAY GERKEN, CFA                         New York, New York 10013
     Executive Vice President
                                      CUSTODIAN
ANDREW B. SHOUP                            State Street Bank and Trust Company
     Senior Vice President and             225 Franklin Street
     Chief Administrative Officer          Boston, Massachusetts 02110

GEORGE J. WILLIAMSON                  TRANSFER AGENT
     Investment Officer                    PFPC Inc.
                                           P.O. Box 9764
ANDREW BEAGLEY                             Providence, Rhode Island 02940-9764
     Chief Anti-Money Laundering
     Compliance Officer               LEGAL COUNSEL
                                           Simpson Thacher & Bartlett LLP
FRANCES M. GUGGINO                         425 Lexington Avenue
     Controller                            New York, New York 10017-3909

ROBERT I. FRENKEL                     INDEPENDENT AUDITORS
     Secretary and                         PricewaterhouseCoopers LLP
     Chief Legal Officer                   1177 Avenue of the Americas
                                           New York, New York 10036

--------------------------------------------------------------------------------
This report is transmitted to the shareholders of Salomon Brothers Opportunity Fund Inc for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

                     (This page intentionally left blank.)

                      (This page intentionally left blank.)

PFPC Inc.
P.O. Box 9764
Providence, Rhode Island 02940-9764



              Salomon Brothers
              Opportunity Fund Inc



              Semi-Annual Report
              FEBRUARY 29, 2004


              [LOGO]


OPSEMI 2/04
    04-6444

ITEM 2. CODE OF ETHICS.

        Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.




           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Opportunity Fund Inc


By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Salomon Brothers Opportunity Fund Inc

Date:   April 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Salomon Brothers Opportunity Fund Inc

Date:   April 27, 2004

By:     /s/ Andrew B. Shoup
        Andrew B. Shoup
        Chief Administrative Officer of
        Salomon Brothers Opportunity Fund Inc

Date:   April 27, 2004